3. Loans, Allowance for Loan Losses and Credit Quality (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Recorde Investment allowance recorded	$ 4,149,346	$ 7,470,370
Unpaid Principal Balance allowance recorded	4,912,247	8,497,472
Related Allowance recorded	174,000	458,500
Average Recorded Investment Allowance recorded	5,825,949	5,585,670
Commercial and Industrial
Recorded Investment With no related allowance recorded	435,165	380,624
Recorded Investment With an allowance recorded	0	619,496
Recorde Investment allowance recorded	435,165	1,000,120
Unpaid Principal Balance With no related allowance recorded	473,664	391,800
Unpaid Principal Balance With an allowance recorded	0	637,729
Unpaid Principal Balance allowance recorded	473,664	1,029,529
Related Allowance With no ralated allowance recorded	0	0
Related Allowance With an allowance recorded	0	70,600
Related Allowance recorded	0	70,600
Average Recorded Investment With no related allowance recorded	536,973	332,523
Average Recorded Investment With an allowance recorded	232,743	237,724
Average Recorded Investment Allowance recorded	769,716	570,247
Commercial Real Estate
Recorded Investment With no related allowance recorded	1,762,615	2,041,101
Recorded Investment With an allowance recorded	0	1,628,159
Recorde Investment allowance recorded	1,762,615	3,669,260
Unpaid Principal Balance With no related allowance recorded	2,123,371	2,246,905
Unpaid Principal Balance With an allowance recorded	0	1,653,646
Unpaid Principal Balance allowance recorded	2,123,371	3,900,551
Related Allowance With no ralated allowance recorded	0	0
Related Allowance With an allowance recorded	0	57,500
Related Allowance recorded	0	57,500
Average Recorded Investment With no related allowance recorded	2,019,449	960,407
Average Recorded Investment With an allowance recorded	920,842	1,128,795
Average Recorded Investment Allowance recorded	2,940,291	2,089,202
Residential real estate - 1st lien
Recorded Investment With no related allowance recorded	1,024,598	1,000,819
Recorded Investment With an allowance recorded	617,362	1,365,507
Recorde Investment allowance recorded	1,641,960	2,366,326
Unpaid Principal Balance With no related allowance recorded	1,250,224	1,191,437
Unpaid Principal Balance With an allowance recorded	669,288	1,869,338
Unpaid Principal Balance allowance recorded	1,919,512	3,060,775
Related Allowance With no ralated allowance recorded	0	0
Related Allowance With an allowance recorded	134,800	283,200
Related Allowance recorded	134,800	283,200
Average Recorded Investment With no related allowance recorded	893,629	1,210,137
Average Recorded Investment With an allowance recorded	892,339	1,629,151
Average Recorded Investment Allowance recorded	1,785,968	2,839,288
Residential real estate - Jr lien
Recorded Investment With no related allowance recorded	15,694	125,786
Recorded Investment With an allowance recorded	293,912	308,878
Recorde Investment allowance recorded	309,606	434,664
Unpaid Principal Balance With no related allowance recorded	76,680	185,142
Unpaid Principal Balance With an allowance recorded	319,020	321,475
Unpaid Principal Balance allowance recorded	395,700	506,617
Related Allowance With no ralated allowance recorded	0	0
Related Allowance With an allowance recorded	39,200	47,200
Related Allowance recorded	39,200	47,200
Average Recorded Investment With no related allowance recorded	34,602	25,157
Average Recorded Investment With an allowance recorded	295,372	61,776
Average Recorded Investment Allowance recorded	$ 329,974	$ 86,933